Chief Investment Officer:

Anne Casscells - Menlo Park, CA

For More Information Please Contact: Andrea Bollyky  (212) 201-2518  abollyky@aetoscapital.com

David Tonkovich (212) 201-2532 dtonkovich@aetoscapital.com

Sub-Strategy Allocation4

Quarterly

Redemptions

60 Days

Notice Period

1 Year

Lock-Up

Monthly

Contributions

$1 Million

Minimum Investment

Yes

High Water Mark

T-bills

Hurdle Rate

10.0%

Performance Fee

1.00% (0.75% on investments of $25mm+)

Management Fee

Terms5

Since inception through 5/31/06:

11.11%

3.50%

2.09%

11.75%

Average Annualized Return

8.64%

-0.47%

3.92%

9.99%

1 Year Return

17.59%

6.32%

6.08%

19.46%

2 Year Cumulative Return

39.14%

5.85%

7.07%

37.08%

3 Year Cumulative Return

-

-

-

0.09

Beta:  S&P 500 DRI Index

-

-

-

0.11

Beta: Lehman Agg. Bond Comp. Index

-3.15%

-2.44%

-

N/A

Largest Calendar Qtr. Drawdown

0.75

0.36

-

3.60

Sharpe Ratio

12.10%

3.95%

0.36%

2.68%

Annualized Standard Deviation

S&P 500
DRI  Index

Lehman Agg. Bond
Composite Index

90-Day
Treasury Bills

Aetos Capital Distressed
Investment Strategies Fund

As of 5/31/06:

4.79%

-

-

-

-

-

-

-

0.61%

0.72%

1.19%

0.57%

1.62%

2006

Standard
Deviation

YTD

Dec

Nov

Oct

Sept

Aug

Jul

Jun

May

Apr

Mar

Feb

Jan

-

2.97%

1.21%

1.98%

-0.30%

0.06%

-

-

-

-

-

-

-

-

  2002

2.73%

18.71%

1.86%

1.19%

1.87%

2.19%

0.69%

0.00%

2.27%

1.54%

2.56%

0.68%

0.68%

1.77%

  2003

2.62%

11.25%

1.56%

2.04%

0.76%

0.75%

0.51%

0.34%

1.00%

0.26%

0.16%

0.30%

0.58%

2.52%

  2004

2.04%

6.38%

0.89%

0.59%

-0.02%

0.42%

0.88%

1.45%

0.67%

0.21%

-0.43%

-0.28%

1.37%

0.49%

  2005

Investment Performance6 (US$)

Relative
Value:  19%

Restructuring

Debt:  50%

Lending: 5%

Restructuring

Equity: 13%

Activist/

Event-Driven:  13%

Product Name:

Aetos Capital Distressed Investment Strategies Fund, LLC

As of May 31, 2006

Product Description:

The Aetos Capital Distressed Investment Strategies Fund is a SEC-registered 1940 Act Fund designed to provide U.S. and Offshore investors a consistent absolute return with moderate to aggressive objectives.  Employing a disciplined approach to manager selection and portfolio monitoring, this Fund allocates its assets among a select group of hedge funds that invest in the securities of companies in various levels of financial distress, including bankruptcy, exchange offers, workouts, financial reorganizations and other credit-related situations.

Total Firm Assets1:

$8,942MM

Total FoHF Assets:

$3,349MM

Total Strategy Assets2:

$2,212MM – Separate Accounts

$1,137MM – Funds/Portfolios

$1,659MM – Portable Alpha3

Auditor:

PricewaterhouseCoopers LLP

Custodian:

SEI Private Trust Company, Inc.

100%
90%
80%
70%
60%
50%
40%
30%
20%
10%
0%
Dec-02
Dec-03
Mar-04
Jun-04
Sep-04
Dec-04
Mar-05
Jun-05
Sep-05
Dec-05
Mar-06
Apr-06
May-06
June-06
Restructuring Debt
Restructuring Equity
Lending
Relative Value
Activist/Event Driven

Aetos Capital, L.P.  875 Third Avenue  New York, NY 10022  (212) 201-2509

Aetos Alternatives Management, LLC  2180 Sand Hill Road  Menlo Park, CA 94025  (650) 234-1860

Aetos Capital: Portfolios and Products

4 Historical Sector Exposures:

Assets Under Management:

1 Total Firm Assets =

Aetos Absolute Return - $3,349MM

Aetos Fund Advisory - $353MM

Aetos Capital Asia (Opportunistic Real Estate) - $2,940MM

AEA Investors, LLC (Private Equity) - $2,300MM

2 Aetos Capital currently offers the following hedge fund of funds strategies to our clients:

Aetos Funds: SEC-registered, strategy-specific hedge fund of funds:

Aetos Capital Multi-Strategy Arbitrage Fund

Aetos Capital Distressed Investment Strategies Fund

Aetos Capital Long/Short Strategies Fund

Aetos Capital Market Neutral Strategies Fund

Aetos Capital Opportunities Fund

Aetos Portfolios: Tactical allocations to the Funds managed to specific return and volatility targets:

Aetos Capital Conservative Portfolio (lower volatility)

Aetos Capital Balanced Portfolio (low volatility)

Aetos Capital Growth Portfolio (moderate volatility)

Custom Portfolios: Customized allocations to the Funds managed to client-specific return and volatility targets

Separate Accounts: Direct investments made in the client's name with underlying managers

Portable Alpha Mandates: Can utilize both commingled vehicles and separate accounts

3  These assets are also included in the count for Funds and Portfolios and the Separate Accounts where relevant for portable alpha mandates which utilize hedge fund of funds.

5 Terms:

Terms associated with an investment in the Funds through the investment program described in the prospectuses

6 Investment Performance:

Performance figures shown are net of investment advisory and performance fees of 1.00% of assets annually and 10% of profits above the three month Treasury bill return. The returns also reflect Fund level expenses, some of which have been waived and/or reimbursed by the

Investment Advisor.  Returns would have been lower without such waivers and reimbursements.  Past performance is not indicative of future returns.

Absolute return investing involves substantial risks, including the risk of loss of invested capital.  Absolute return investments are typically made through investments in illiquid, unregulated investment funds that employ sophisticated investment techniques, often involving derivatives and leverage, in a wide range of financial instruments and markets.  These investments entail a wide variety of risks, which remain substantial notwithstanding the risk management practices we employ in selecting and monitoring funds we invest in.

Prospective investors should consider the investment objectives, risks, and the charges and expenses discussed above carefully before investing.  The prospectus contains this and other information; a free copy of the prospectus may be obtained by calling 212-

201-2540.  Please read the prospectus carefully before investing.